ORGANIZATION AND BUSINESS DESCRIPTION (Details)		6 Months Ended
	Dec. 02, 2021	Sep. 30, 2025	Apr. 01, 2025	Mar. 31, 2025	Jun. 30, 2021
Junzhang Shanghai [Member]
Amounts and balances of the VIEs included in the consolidated financial statements after elimination of intercompany transactions and balances
Number of wholly-owned subsidiaries held	1	1
Number of other subsidiaries held in which 55% majority ownership is held	20	20
Eshallgo HK [Member]
Amounts and balances of the VIEs included in the consolidated financial statements after elimination of intercompany transactions and balances
Ownership		100.00%		100.00%	100.00%
ESHALLGO USA, INC [Member]
Amounts and balances of the VIEs included in the consolidated financial statements after elimination of intercompany transactions and balances
Ownership		100.00%	75.00%
Eshallgo WFOE [Member]
Amounts and balances of the VIEs included in the consolidated financial statements after elimination of intercompany transactions and balances
Ownership			25.00%
Other than wholly-owned subsidiaries [Member] | Junzhang Shanghai [Member]
Amounts and balances of the VIEs included in the consolidated financial statements after elimination of intercompany transactions and balances
Ownership	55.00%	55.00%